Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.2%
U.S. Treasury Bond 2.875%, 5/15/49	$ 1,520	$2,076
U.S. Treasury Notes
1.250%, 8/31/24	210	218
2.625%, 2/15/29	320	374
1.500%, 2/15/30	580	625
Total U.S. Government Securities (Identified Cost $3,111)		3,293

Municipal Bonds—1.9%
California—1.2%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	725	1,207
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	42
Michigan—0.2%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	170	168
Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	630	544
Total Municipal Bonds (Identified Cost $2,037)		1,961

Foreign Government Securities—4.0%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	27
RegS 7.650%, 4/21/25(1)(2)	825	74
El Salvador Government International Bond 144A 7.650%, 6/15/35(3)	110	93
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	300	318
Kingdom of Saudi Arabia 144A 3.625%, 3/4/28(3)	470	477
Republic of Argentine 5.875%, 1/11/28	195	52
Republic of Colombia 3.000%, 1/30/30	250	228
Republic of Egypt 144A 7.600%, 3/1/29(3)	200	179
Republic of Indonesia 144A 4.350%, 1/8/27(3)	440	454
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	200	174
Republic of Panama 4.300%, 4/29/53	355	382
Republic of South Africa 5.650%, 9/27/47	390	288
Republic of Turkey 7.625%, 4/26/29	400	381
Republic of Uruguay 5.100%, 6/18/50	80	91
	Par Value	Value

Foreign Government Securities—continued
Russian Federation 144A 5.625%, 4/4/42(3)	$200	$243
Ukraine 144A 7.750%, 9/1/25(3)	200	181
United Mexican States
4.500%, 4/22/29	260	267
Series M 6.500%, 6/9/22	6,713MXN	284
Total Foreign Government Securities (Identified Cost $5,329)		4,193

Mortgage-Backed Securities—18.7%
Agency—1.9%
Federal National Mortgage Association
Pool #AT2016 3.000%, 4/1/43	319	338
Pool #AS4992 3.500%, 5/1/45	187	200
Pool #AS5696 3.500%, 8/1/45	388	413
Pool #AS9393 4.000%, 4/1/47	91	98
Pool #MA3058 4.000%, 7/1/47	72	77
Pool #MA3088 4.000%, 8/1/47	572	614
Pool #MA3121 4.000%, 9/1/47	212	227
		1,967

Non-Agency—16.8%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	160	161
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	435	432
2015-SFR1, A 144A 3.467%, 4/17/52(3)	309	301
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	306
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	82	80
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	130	126
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	170	161
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	73	70
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	275	262
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	130	128
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 1.855%, 5/15/29(3)(4)	235	212
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	295	231
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(3)(4)	$122	$122
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	57	57
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	226	218
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	67	67
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	254	258
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.760%, 4/25/44(3)(4)	84	83
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	13	13
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	106	104
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	110	106
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	89	89
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	167	165
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	216	217
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	96	96
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	101	103
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	196	188
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	295	305
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	89	89
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	145	144
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	216	213
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	274	261
2017-5, A1 144A 3.147%, 10/26/48(3)(4)	300	288
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	280	286
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	355	310
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	79	75
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	59	59
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.147%, 6/25/52(3)(4)(5)	175	175
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust
2017-1A, M1 144A 3.686%, 4/25/55(3)(4)	$150	$131
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	298	307
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	128
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	174	179
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	146	151
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	124	128
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	271	264
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	117	121
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	232	240
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	307	307
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	201	203
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	260	252
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	305	265
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(3)	270	262
2018-SFR2, B 144A 3.841%, 8/17/35(3)	545	535
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	580	583
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	305	308
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	402	359
2019-GS1, A1 144A 3.500%, 10/25/24(3)(4)(5)	220	219
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	476	473
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(4)	357	339
2019-2, A1 144A 3.475%, 11/25/24(3)(4)	222	211
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	16	15
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	331	330
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(3)(4)	290	273
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(4)	164	156
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	$319	$317
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	26	24
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.847%, 4/25/48(3)(4)	222	215
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	255	251
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	135	128
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	130	124
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	315	307
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	135	127
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	180	165
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	125	109
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	90	91
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	315	293
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	235	200
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	240	191
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	112	110
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	183	162
2020-NPL2, A1A 144A 2.981%, 2/25/50(3)(4)	114	98
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	117	106
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(3)(4)	86	81
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	415	371
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	166	163
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	233	223
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	295	300
2015-LC20, B 3.719%, 4/15/50	150	144
		17,600

Total Mortgage-Backed Securities (Identified Cost $20,277)		19,567

	Par Value	Value

Asset-Backed Securities—10.1%
Automobiles—6.6%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(3)	$204	$204
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	214	214
2018-4, C 144A 3.970%, 1/13/25(3)	355	342
AmeriCredit Automobile Receivables Trust 2018-1, D 3.820%, 3/18/24	295	286
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(3)	355	339
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	340	336
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(3)	310	310
DT Auto Owner Trust 2018-1A, C 144A 3.470%, 12/15/23(3)	228	228
Exeter Automobile Receivables Trust
2018-1A, C 144A 3.030%, 1/17/23(3)	389	388
2018-4A, D 144A 4.350%, 9/16/24(3)	365	334
2019-1A, D 144A 4.130%, 12/16/24(3)	355	320
2019-3A, C 144A 2.790%, 5/15/24(3)	295	287
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(3)	400	400
2019-1, C 144A 3.600%, 2/18/25(3)	235	233
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(3)	320	318
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(3)	410	388
2018-3A, C 144A 4.180%, 7/15/24(3)	455	413
Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(3)	405	392
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)(5)	295	300
Tesla Auto Lease Trust 2018-A, D 144A 3.300%, 5/20/20(3)	70	70
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	286	284
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	295	222
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	300	299
		6,907

Consumer Loans—0.3%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(3)	282	272
Other—3.1%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	156	155
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	$355	$353
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	354	343
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	158	117
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	102	101
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	295	261
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	360	337
NMEF Funding 2019-A, C 144A 3.300%, 8/17/26(3)	240	234
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	335	334
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	335	317
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	305	296
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)(5)	295	273
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(3)(5)	169	168
		3,289

Student Loan—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	69	69
Total Asset-Backed Securities (Identified Cost $10,988)		10,537

Corporate Bonds and Notes—44.2%
Communication Services—4.6%
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	200	177
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	250	220
America Movil SAB de C.V. 6.450%, 12/5/22	20MXN	79
AT&T, Inc. 4.250%, 3/1/27	265	283
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	240	211
CCO Holdings LLC
144A 4.750%, 3/1/30(3)	115	115
144A 4.500%, 8/15/30(3)	205	201
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	245	247
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(3)	62	53
144A 5.125%, 8/15/27(3)	80	75
Consolidated Communications, Inc. 6.500%, 10/1/22	250	219
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	105	85
144A 6.625%, 8/15/27(3)	180	120
DISH DBS Corp.
5.875%, 7/15/22	125	122
7.750%, 7/1/26	60	62
	Par Value	Value

Communication Services—continued
Front Range BidCo, Inc. 144A 4.000%, 3/1/27(3)	$5	$5
Frontier Communications Corp.
8.500%, 4/15/20	110	29
11.000%, 9/15/25(6)	175	45
144A 8.500%, 4/1/26(3)	110	101
iHeartCommunications, Inc. 8.375%, 5/1/27	106	90
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	260	213
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(3)	260	256
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	60	54
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	170	127
Meredith Corp. 6.875%, 2/1/26	145	125
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(3)	105	107
Sprint Corp. 7.875%, 9/15/23	160	176
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(3)	75	75
144A 5.152%, 3/20/28(3)	200	213
Telesat Canada
144A 4.875%, 6/1/27(3)	80	76
144A 6.500%, 10/15/27(3)	220	211
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	400	443
Twitter, Inc. 144A 3.875%, 12/15/27(3)	175	168
		4,783

Consumer Discretionary—2.9%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	180	139
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	120	87
Dana, Inc. 5.375%, 11/15/27	110	89
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	130	104
eBay, Inc. 2.700%, 3/11/30	325	294
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	285	248
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	130	67
Lear Corp. 3.800%, 9/15/27	290	266
Lithia Motors, Inc. 144A 4.625%, 12/15/27(3)	125	113
M/I Homes, Inc. 144A 4.950%, 2/1/28(3)	230	195
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	135	117
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	120	89
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Panther BF Aggregator 2 LP 144A 8.500%, 5/15/27(3)	$200	$174
PulteGroup, Inc. 7.875%, 6/15/32	180	198
QVC, Inc. 4.750%, 2/15/27	125	111
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	80	51
144A 7.000%, 5/15/28(3)	40	25
Station Casinos LLC 144A 4.500%, 2/15/28(3)	135	109
Under Armour, Inc. 3.250%, 6/15/26	170	144
Vista Outdoor, Inc. 5.875%, 10/1/23	235	194
Weekley Homes LLC 6.625%, 8/15/25	215	194
		3,008

Consumer Staples—1.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	235	234
Altria Group, Inc. 4.800%, 2/14/29	450	471
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	320	342
BAT Capital Corp. 4.906%, 4/2/30	245	251
Chobani LLC 144A 7.500%, 4/15/25(3)	180	164
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	140	115
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	295	282
		1,859

Energy—5.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	225	135
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	260	151
Callon Petroleum Co. 6.125%, 10/1/24	101	18
Cheniere Energy Partners LP
5.625%, 10/1/26	125	116
144A 4.500%, 10/1/29(3)	105	93
CITGO Holding, Inc. 144A 9.250%, 8/1/24(3)	110	90
CrownRock LP 144A 5.625%, 10/15/25(3)	240	125
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	94	23
Energy Transfer Partners LP 5.000%, 10/1/22	314	286
Geopark Ltd. 144A 6.500%, 9/21/24(3)	270	153
HollyFrontier Corp. 5.875%, 4/1/26	360	312
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	595	568
Kinder Morgan, Inc. 7.750%, 1/15/32	320	369
	Par Value	Value

Energy—continued
MEG Energy Corp. 144A 7.125%, 2/1/27(3)	$130	$65
MPLX LP 4.000%, 3/15/28	283	252
Nabors Industries, Inc. 5.750%, 2/1/25	65	14
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(7)	434	43
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)(8)	60	1
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	125	85
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	180	67
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	760	828
Petrobras Global Finance B.V.
7.375%, 1/17/27	270	276
5.999%, 1/27/28	180	174
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	650	39
Petroleos Mexicanos
6.375%, 1/23/45	185	120
6.350%, 2/12/48	300	188
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	280	240
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)(5)	120	18
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	320	316
Targa Resources Partners LP 5.875%, 4/15/26	170	142
Transocean, Inc. 144A 8.000%, 2/1/27(3)	130	62
USA Compression Partners LP
6.875%, 4/1/26	215	134
6.875%, 9/1/27	30	19
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	165	36
		5,558

Financials—11.0%
Acrisure LLC
144A 8.125%, 2/15/24(3)	80	78
144A 7.000%, 11/15/25(3)	270	232
AerCap Ireland Capital DAC 3.650%, 7/21/27	310	240
Allstate Corp. (The) Series B 5.750%, 8/15/53(9)	365	328
Athene Holding Ltd. 4.125%, 1/12/28	325	294
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	336
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355	271
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	275	228
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	215	204
Bank of America Corp. 4.200%, 8/26/24	223	237
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of Montreal 3.803%, 12/15/32	$326	$317
Brighthouse Financial, Inc. 3.700%, 6/22/27	350	304
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	270	255
Capital One Financial Corp. 3.750%, 7/28/26	405	382
Citadel LP 144A 4.875%, 1/15/27(3)	235	227
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	85,000KZT	167
Discover Bank 4.682%, 8/9/28	340	346
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	422
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	365	394
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	385	396
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	335	321
ICAHN Enterprises LP 6.250%, 5/15/26	255	241
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	235	206
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100	101
Jefferies Group LLC 4.850%, 1/15/27	60	59
JPMorgan Chase & Co. 2.950%, 10/1/26	475	491
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	130	103
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	30
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.859%, 4/20/67(4)(9)	365	219
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	600	608
MSCI, Inc.
144A 4.000%, 11/15/29(3)	175	174
144A 3.625%, 9/1/30(3)	5	5
Navient Corp.
6.750%, 6/25/25	175	161
5.000%, 3/15/27	60	51
Prudential Financial, Inc. 5.875%, 9/15/42	280	271
Santander Holdings USA, Inc.
3.500%, 6/7/24	175	171
4.400%, 7/13/27	200	197
Springleaf Finance Corp.
7.125%, 3/15/26	110	108
5.375%, 11/15/29	20	18
Synchrony Financial 3.950%, 12/1/27	410	365
Synovus Financial Corp. 5.900%, 2/7/29	164	152
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	360	367
Toronto-Dominion Bank (The) 3.625%, 9/15/31	380	378
	Par Value	Value

Financials—continued
Truist Bank 2.250%, 3/11/30	$250	$229
Voya Financial, Inc. 5.650%, 5/15/53	240	220
Wells Fargo & Co. Series S 5.900% (8)(9)	300	295
Zions Bancorp NA 3.250%, 10/29/29	350	297
		11,496

Health Care—3.3%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	41	36
Avantor, Inc. 144A 9.000%, 10/1/25(3)	145	153
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	90	94
144A 8.500%, 1/31/27(3)	100	104
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	140	145
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	50	49
Centene Corp.
144A 5.375%, 6/1/26(3)	75	77
144A 4.625%, 12/15/29(3)	100	101
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(3)	60	58
Community Health Systems, Inc. 144A 6.625%, 2/15/25(3)	110	102
CVS Health Corp. 3.750%, 4/1/30	245	253
Endo Dac 144A 6.000%, 7/15/23(3)	100	72
HCA, Inc.
5.625%, 9/1/28	185	194
5.875%, 2/1/29	25	26
4.125%, 6/15/29	305	307
LifePoint Health, Inc. 144A 4.375%, 2/15/27(3)	85	80
Mylan NV 3.950%, 6/15/26	325	325
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	75	75
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	300	310
Select Medical Corp. 144A 6.250%, 8/15/26(3)	190	190
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	35	25
144A 10.000%, 4/15/27(3)	100	70
Tenet Healthcare Corp.
8.125%, 4/1/22	60	57
4.625%, 7/15/24	70	67
144A 5.125%, 11/1/27(3)	80	76
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	210	177
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	230	200
		3,423

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Industrials—3.4%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	$235	$230
ASGN, Inc. 144A 4.625%, 5/15/28(3)	122	114
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	360	333
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	358	286
Bombardier, Inc.
144A 8.750%, 12/1/21(3)	155	129
144A 7.500%, 3/15/25(3)	120	83
Carlisle Cos., Inc. 2.750%, 3/1/30	95	83
DP World plc 144A 6.850%, 7/2/37(3)	300	283
Garda World Security Corp. 144A 4.625%, 2/15/27(3)	115	103
GFL Environmental, Inc. 144A 8.500%, 5/1/27(3)	72	72
Hillenbrand, Inc. 4.500%, 9/15/26	150	153
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	120	93
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(3)	287	208
Oshkosh Corp. 4.600%, 5/15/28	289	280
Pentair Finance S.a.r.l 4.500%, 7/1/29	345	363
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	235	212
Stanley Black & Decker, Inc. 4.000%, 3/15/60(9)	622	590
		3,615

Information Technology—2.6%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	235	246
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	35	31
Broadcom Corp. 3.625%, 1/15/24	192	190
Broadcom, Inc. 144A 3.625%, 10/15/24(3)	200	196
Citrix Systems, Inc. 3.300%, 3/1/30	420	391
Dell International LLC 144A 8.100%, 7/15/36(3)	140	161
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	90	24
Juniper Networks, Inc. 3.750%, 8/15/29	260	252
Motorola Solutions, Inc.
4.600%, 2/23/28	227	232
4.600%, 5/23/29	120	126
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(3)	190	179
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	235	200
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	20	19
	Par Value	Value

Information Technology—continued
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	$305	$285
VMware, Inc. 3.900%, 8/21/27	230	227
		2,759

Materials—4.8%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	425	394
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(3)(10)	235	202
Avery Dennison Corp. 2.650%, 4/30/30	277	258
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(9)	225	239
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	40	35
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	115	112
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	340	323
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	390	355
Greif, Inc. 144A 6.500%, 3/1/27(3)	155	149
GUSAP III LP 144A 4.250%, 1/21/30(3)	245	216
Hecla Mining Co. 7.250%, 2/15/28	120	106
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	350	315
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(3)	120	107
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	250	221
LSB Industries, Inc. 144A 9.625%, 5/1/23(3)	110	91
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	115	87
Novelis Corp. 144A 4.750%, 1/30/30(3)	120	107
Olin Corp. 5.625%, 8/1/29	230	212
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	305	317
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	175	174
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29	120	114
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	400	377
Teck Resources Ltd. 6.125%, 10/1/35	260	239
TPC Group, Inc. 144A 10.500%, 8/1/24(3)	55	45
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	115	95
144A 6.625%, 11/1/25(3)	130	104
		4,994

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Real Estate—2.0%
EPR Properties 4.750%, 12/15/26	$130	$118
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	175	137
GLP Capital LP
5.250%, 6/1/25	185	171
5.750%, 6/1/28	64	57
5.300%, 1/15/29	95	81
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	245	230
iStar, Inc. 4.250%, 8/1/25	175	144
Life Storage LP
3.875%, 12/15/27	135	122
4.000%, 6/15/29	200	203
MPT Operating Partnership LP
5.000%, 10/15/27	125	121
4.625%, 8/1/29	45	41
Office Properties Income Trust 4.500%, 2/1/25	385	377
Service Properties Trust
4.950%, 2/15/27	195	148
4.375%, 2/15/30	135	102
		2,052

Utilities—2.5%
American Electric Power Co., Inc. 2.300%, 3/1/30	197	184
CenterPoint Energy, Inc. 4.250%, 11/1/28	160	164
Centrais Eletricas Brasileiras S.A. 144A 4.625%, 2/4/30(3)	200	177
DPL, Inc. 144A 4.350%, 4/15/29(3)	294	280
Edison International 4.950%, 4/15/25	280	279
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	144
Exelon Corp. 3.497%, 6/1/22	255	247
Ferrellgas Partners LP 8.625%, 6/15/20(6)	50	12
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	390	376
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	55	50
144A 6.625%, 1/15/28(3)	205	172
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	190	199
Texas Competitive Electric Escrow, (5)	396	—(11)
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(5)	465	—(11)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	305	293
		2,577

Total Corporate Bonds and Notes (Identified Cost $51,820)		46,124

	Par Value	Value

Leveraged Loans(4)—7.9%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 5.340%, 1/18/27	$180	$159
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 4.740%, 12/6/25	54	52
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 4.950%, 4/6/26	103	81
2020, Tranche B-2 (3 month LIBOR + 3.500%) 4.950%, 4/6/26	55	43
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 6.612%, 8/18/25	132	109
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.239%, 5/30/25	54	49
Tranche F (1 month LIBOR + 2.250%) 3.239%, 12/9/25	45	41
Tranche G (1 month LIBOR + 2.250%) 3.239%, 8/22/24	29	27
		561

Chemicals—0.1%
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.755%, 2/4/27	110	93
Consumer Non-Durables—0.5%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	235	185
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 4.777%, 9/6/24	120	89
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	86	77
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.863%, 6/30/24	80	62
Rodan & Fields LLC (1 month LIBOR + 3.000%) 4.709%, 6/16/25	152	66
		479

Energy—0.2%
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 11.988%, 12/31/21	190	9
CITGO Petroleum Corp. 2019, Tranche B (1 month LIBOR + 5.000%) 6.000%, 3/27/24	104	90
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.027%, 4/11/22	270	84
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(1)(5)	1	—(11)
		183

Financial—0.5%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 7.489%, 8/4/25	110	100
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financial—continued
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.989%, 6/16/25	$221	$179
Deerfield Dakota Holding LLC Tranche B, First Lien (3 month LIBOR + 4.000%) 0.000%, 3/5/27(12)	80	67
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 2.989%, 12/27/22	58	56
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 3.680%, 6/28/23	167	148
		550

Food / Tobacco—0.5%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	119	106
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	118	106
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.677%, 5/23/25	75	62
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23(5)	107	72
Shearer’s Foods LLC Second Lien (1 month LIBOR + 6.750%) 7.750%, 6/30/22	150	139
		485

Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.252%, 1/31/25	80	55
Gaming / Leisure—0.6%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 4.250%, 7/3/23	349	259
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	111	75
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.246%, 8/14/24	127	102
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 4.950%, 7/10/25	150	143
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 4.250%, 4/29/26	62	54
		633

Healthcare—1.2%
21st Century Oncology, Inc. Tranche B (1 month LIBOR + 6.125%) 7.125%, 1/16/23	41	39
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 4.297%, 10/31/25	123	105
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 4.625%, 1/4/26	40	38
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	183	161
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 3.362%, 11/27/25	55	52
	Par Value	Value

Healthcare—continued
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.073%, 6/7/23	$54	$48
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.739%, 10/10/25	105	53
EyeCare Partners LLC
First Lien (3 month LIBOR + 3.750%) 0.000%, 2/18/27(13)	20	16
First Lien (6 month LIBOR + 3.750%) 4.822%, 2/18/27	84	68
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.739%, 11/17/25	197	182
Navicure, Inc. (1 month LIBOR + 4.000%) 4.989%, 10/22/26	85	78
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.954%, 11/27/22	139	111
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 4.765%, 6/30/25	69	58
Phoenix Guarantor, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.113%, 3/5/26	45	40
Sotera Health Holdings LLC First Lien (1 month LIBOR + 4.500%) 5.500%, 12/11/26	120	104
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.200%, 7/2/25	60	51
		1,204

Housing—0.2%
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	190	158
Information Technology—0.8%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.450%, 9/19/25	112	101
Aston Finco S.a.r.l. First Lien (3 month LIBOR + 4.250%) 6.128%, 10/9/26	85	75
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 5.239%, 10/2/25	49	40
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.990%, 9/19/25	95	90
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 4.763%, 11/1/23	229	208
Second Lien (3 month LIBOR + 8.250%) 10.013%, 11/1/24	99	91
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 2.739%, 4/16/25	62	58
Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 4/16/25	44	41
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 4.239%, 7/2/25	122	107
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. (1 month LIBOR + 3.000%) 4.581%, 3/2/27	$45	$39
		850

Manufacturing—0.4%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	233	145
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.989%, 3/29/25	112	97
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	145	124
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.950%, 12/23/21	123	76
		442

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 4.180%, 8/24/26	90	69
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	91	85
		154

Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.862%, 1/15/26	99	94
Intelsat Jackson Holdings S.A. Tranche B-5 (3 month LIBOR + 0.000%) 6.625%, 1/2/24	79	73
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 3.205%, 4/30/28	50	47
		214

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	95	88
Securus Technologies Holdings, Inc. Second Lien (1 month LIBOR + 8.250%) 9.250%, 11/1/25	150	70
		158

Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 4.239%, 4/4/26	99	94
Iridium Satellite LLC (1 month LIBOR + 3.750%) 4.750%, 11/4/26	30	28
		122

Retail—0.0%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 7.500%, 10/25/23	129	51
Service—1.0%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	121	96
	Par Value	Value

Service—continued
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.959%, 2/6/26	$120	$108
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 3.991%, 5/30/25	150	144
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.007%, 6/30/24	69	49
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 3.739%, 2/14/25	182	150
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.700%, 1/3/25	224	188
Pug LLC Tranche B (1 month LIBOR + 3.500%) 4.489%, 2/12/27	190	161
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.989%, 9/3/26	114	102
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.750%, 2/1/23	108	86
		1,084

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.989%, 11/2/23(5)	154	100
Utility—0.6%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 4.103%, 4/14/25	173	165
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 8/1/25	227	213
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 3.240%, 4/5/26	119	113
Pacific Gas and Electric Co. (3 month LIBOR + 2.250%) 3.120%, 12/31/20	140	136
		627

Total Leveraged Loans (Identified Cost $10,148)		8,203

	Shares
Preferred Stocks—1.6%
Financials—1.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%	290(14)	252
Huntington Bancshares, Inc. Series E, 5.700%	96(14)	77
JPMorgan Chase & Co. Series HH, 4.600%	103(14)	90
KeyCorp Series D, 5.000%(15)	300(14)	261
M&T Bank Corp. Series F, 5.125%(15)	229(14)	220
MetLife, Inc. Series D, 5.875%	173(14)	165
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405(14)	383
		1,448

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Industrials—0.2%
General Electric Co. Series D, 5.000%	332(14)	$274
Total Preferred Stocks (Identified Cost $1,891)		1,722

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(16)	1,381	1
Consumer Discretionary—0.0%
Mark IV Industries(5)	828	7
Energy—0.0%
Frontera Energy Corp.	2,618	7
Total Common Stocks (Identified Cost $59)		15

Exchange-Traded Funds—1.4%
Invesco Senior Loan ETF(17)	31,265	640
iShares iBoxx High Yield Corporate Bond ETF(17)	10,854	836
Total Exchange-Traded Funds (Identified Cost $1,471)		1,476

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(16)	7,753	8
Total Rights (Identified Cost $7)		8

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.	587	4
Total Warrant (Identified Cost $10)		4

Total Long-Term Investments—93.0% (Identified Cost $107,148)		97,103

Short-Term Investment—4.8%
Money Market Mutual Fund—4.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(17)	5,067,022	5,067
Total Short-Term Investment (Identified Cost $5,067)		5,067

TOTAL INVESTMENTS—97.8% (Identified Cost $112,215)		$102,170
Other assets and liabilities, net—2.2%		2,287
NET ASSETS—100.0%		$104,457
Abbreviations:
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States. Therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $52,201 or 50.0% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	13% of the income received was in cash and 87% was in PIK.
(8)	No contractual maturity date.
(9)	Interest payments may be deferred.
(10)	First pay date will be in June 2020.
(11)	Amount is less than $500.
(12)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Represents unfunded portion of security and commitment fee earned on this portion.
(14)	Value shown as par value.
(15)	Interest may be forfeited.
(16)	Non-income producing.
(17)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
Country Weightings†
United States	80%
Canada	3
Netherlands	3
Indonesia	2
Mexico	2
Cayman Islands	1
Luxembourg	1
Other	8
Total Investments	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Series’ investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$10,537	$—	$9,796	$741
Corporate Bonds and Notes	46,124	—	46,105	19(1)
Foreign Government Securities	4,193	—	4,193	—
Leveraged Loans	8,203	—	8,031	172(1)
Mortgage-Backed Securities	19,567	—	19,173	394
Municipal Bonds	1,961	—	1,961	—
U.S. Government Securities	3,293	—	3,293	—
Equity Securities:
Exchange-Traded Funds	1,476	1,476	—	—
Preferred Stocks	1,722	—	1,722	—
Common Stocks	15	8	—	7
Rights	8	—	—	8
Warrant	4	—	4	—
Money Market Mutual Fund	5,067	5,067	—	—
Total Investments	$102,170	$6,551	$94,278	$1,341

(1)	Security held by the Series with and end of period value of $0 was categorized as Level 3 in this table.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Securities held by the Series with an end value of $4 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Series with an end of period value of $891 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset- Backed Securities	Common Stocks	Corporate Bonds And Notes	Leveraged Loans	Mortgage- Backed Securities	Rights	Warrants
Investments in Securities
Balance as of December 31, 2019:	$187	$—	$2(a)	$1(a)	$—(a)	$175	$—	$9
Accrued discount/(premium)	—	—	—	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(b)	(50)	(1)	5	—	(49)	—	—	(5)
Purchases	329	180	—	—	149	—	—	—
Sales(c)	(11)	(11)	—	—	—	—	—	—
Transfers into Level 3(d)	890	573	—	18	72	219	8	—
Transfers from Level 3(d)	(4)	—	—	—	—	—	—	(4)
Balance as of March 31, 2020	$1,341	$741	$7	$19(a)	$172(a)	$394	$8	$—
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $(46).
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.